Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2024
	Level 1	Level 2	Level 3
Financial assets:
Money market accounts, included in cash and cash equivalents	$19,697	$—	$—
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	—	$388	—
Total financial assets	$19,697	$388	$—
Financial liabilities:
Foreign currency contracts designated as hedge instruments, included in other payables and accrued expenses	—	$(29)	—
Total financial liabilities	$—	$(29)	$—

	December 31, 2025
	Level 1	Level 2	Level 3
Financial assets:
Money market accounts, included in cash and cash equivalents	$20,575	$—	$—
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	—	$1,003	—
Total financial assets	$20,575	$1,003	$—
Financial liabilities:
Contingent consideration in relation to business combinations	$—	$—	$(822)
Total financial liabilities	$—	$—	$(822)